Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 26, 2024
Entity Registrant Name	MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
Entity Central Index Key	0001227155
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 26, 2024
Document Effective Date	Apr. 26, 2024
Prospectus Date	Feb. 28, 2024
Institutional Select Class Portfolios | Government Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MGSXX
Insitutional Class Portfolios | Government Portfolio | Institutional Class
Prospectus:
Trading Symbol	MVRXX
Investor Class Portfolios | Government Portfolio | Investor Class
Prospectus:
Trading Symbol	MVVXX
Administrative Class Portfolios | Government Portfolio | Administrative Class
Prospectus:
Trading Symbol	MGOXX
Advisory Class Portfolios | Government Portfolio | Advisory Class
Prospectus:
Trading Symbol	MAYXX
Participant Class Portfolios | Government Portfolio | Participant Class
Prospectus:
Trading Symbol	MPCXX
Cash Management Class Portfolios | Government Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MSGXX
Select Class Portfolios | Government Portfolio | Select Class
Prospectus:
Trading Symbol	MSDXX
CastleOak Share Class Portfolios | Government Portfolio | CastleOak Share Class
Prospectus:
Trading Symbol	COSXX
Impact Class Portfolios | Government Portfolio | Impact Class
Prospectus:
Trading Symbol	IMPXX
Impact Partner Class Portfolios | Government Portfolio | Impact Partner Class
Prospectus:
Trading Symbol	IPGXX
Advisor Class Portfolios | Government Portfolio | Advisor Class
Prospectus:
Trading Symbol	MALXX